Report of the directors financial review risk report - Non-trading VaR, 99% 1 day (Details) - Non-trading portfolios - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of financial assets [line items]
Value at risk	£ 34.5	£ 18.6	£ 22.7
Average
Disclosure of financial assets [line items]
Value at risk	25.2	25.4	30.8
Maximum
Disclosure of financial assets [line items]
Value at risk	37.4	40.9	40.5
Minimum
Disclosure of financial assets [line items]
Value at risk	16.9	17.8	22.5
Interest rate (‘IR’)
Disclosure of financial assets [line items]
Value at risk	30.6	17.1	19.5
Interest rate (‘IR’) | Average
Disclosure of financial assets [line items]
Value at risk	23.3	23.6	29.1
Interest rate (‘IR’) | Maximum
Disclosure of financial assets [line items]
Value at risk	37.9	39.7	37.6
Interest rate (‘IR’) | Minimum
Disclosure of financial assets [line items]
Value at risk	14.5	16.3	19.1
Credit spread (‘CS’)
Disclosure of financial assets [line items]
Value at risk	11.1	7.2	5.9
Credit spread (‘CS’) | Average
Disclosure of financial assets [line items]
Value at risk	8.7	6.6	6.8
Credit spread (‘CS’) | Maximum
Disclosure of financial assets [line items]
Value at risk	13.3	8.7	11.9
Credit spread (‘CS’) | Minimum
Disclosure of financial assets [line items]
Value at risk	6.1	5.3	4.2
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(7.2)	(5.6)	(2.7)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	(6.9)	(4.8)	(5.1)
Portfolio diversification | Maximum
Disclosure of financial assets [line items]
Value at risk	0.0	0.0	0.0
Portfolio diversification | Minimum
Disclosure of financial assets [line items]
Value at risk	£ 0.0	£ 0.0	£ 0.0